INVESTMENTS - Schedule of Aggregate Fair Value and Gross Unrealized Depreciation of Fixed Maturity Securities by Security Type (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Less than 12 months	$ 4,194	$ 10,604
Greater than 12 months	7,759	7,728
Total	11,953	18,332
Gross Unrealized Depreciation
Less than 12 months	(70)	(324)
Greater than 12 months	(549)	(833)
Total	(619)	(1,157)
No Recorded Allowance for Credit Losses
Fair Value
Less than 12 months	4,171	10,587
Greater than 12 months	7,745	7,728
Total	11,916	18,315
Gross Unrealized Depreciation
Less than 12 months	(68)	(323)
Greater than 12 months	(547)	(833)
Total	(615)	(1,156)
U.S. Treasury securities and obligations of U.S. government agencies and corporations
Fair Value
Less than 12 months	244	80
Greater than 12 months	333	398
Total	577	478
Gross Unrealized Depreciation
Less than 12 months	(5)	(1)
Greater than 12 months	(14)	(23)
Total	(19)	(24)
Obligations of U.S. States and political subdivisions
Fair Value
Less than 12 months	2	9
Greater than 12 months	33	40
Total	35	48
Gross Unrealized Depreciation
Less than 12 months	0	0
Greater than 12 months	(4)	(5)
Total	(4)	(5)
Corporate securities
Fair Value
Less than 12 months	1,370	2,744
Greater than 12 months	1,990	2,132
Total	3,360	4,876
Gross Unrealized Depreciation
Less than 12 months	(31)	(76)
Greater than 12 months	(147)	(221)
Total	(179)	(297)
Asset-backed securities
Fair Value
Less than 12 months	802	958
Greater than 12 months	429	537
Total	1,231	1,495
Gross Unrealized Depreciation
Less than 12 months	(5)	(20)
Greater than 12 months	(12)	(19)
Total	(17)	(39)
Agency commercial
Fair Value
Less than 12 months	43	0
Greater than 12 months	17	0
Total	60	0
Gross Unrealized Depreciation
Less than 12 months	(1)	0
Greater than 12 months	(1)	0
Total	(2)	0
Non-agency commercial
Fair Value
Less than 12 months	288	53
Greater than 12 months	631	757
Total	919	810
Gross Unrealized Depreciation
Less than 12 months	(5)	(3)
Greater than 12 months	(29)	(63)
Total	(33)	(66)
Agency residential
Fair Value
Less than 12 months	234	2,754
Greater than 12 months	1,755	1,226
Total	1,990	3,980
Gross Unrealized Depreciation
Less than 12 months	(3)	(115)
Greater than 12 months	(158)	(172)
Total	(161)	(287)
Non-agency residential
Fair Value
Less than 12 months	81	654
Greater than 12 months	87	25
Total	168	678
Gross Unrealized Depreciation
Less than 12 months	0	(11)
Greater than 12 months	0	0
Total	(1)	(11)
Foreign government securities
Fair Value
Less than 12 months	260	851
Greater than 12 months	854	828
Total	1,114	1,679
Gross Unrealized Depreciation
Less than 12 months	(4)	(35)
Greater than 12 months	(61)	(112)
Total	(64)	(147)
Foreign corporate securities
Fair Value
Less than 12 months	847	2,484
Greater than 12 months	1,615	1,785
Total	2,463	4,269
Gross Unrealized Depreciation
Less than 12 months	(15)	(61)
Greater than 12 months	(120)	(218)
Total	(135)	(279)
Securities where an allowance for credit loss was recorded
Fair Value
Less than 12 months	24	17
Greater than 12 months	14	0
Total	37	17
Gross Unrealized Depreciation
Less than 12 months	(2)	(1)
Greater than 12 months	(2)	0
Total	$ (4)	$ (1)